Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating Activities
Net income	$ (21)	$ 1,800
Adjustments for non-cash items:
Deferred income tax expense (recovery)	(280)	2,836
Depreciation and depletion	2,175	1,558
Accretion of reclamation provision	36	32
Loss on investments	899	2,503
Unrealized foreign exchange (gain) loss	(241)	(88)
Unwinding of fair value adjustment	74	177
Fair value adjustment on warrant liability	(478)	(2,692)
Write down of equipment and materials and supplies inventory	95	0
Share-based payments	1,809	1,618
Total Adjustments for non-cash	4,068	7,744
Net change in non-cash working capital items	(3,201)	768
Cash provided by operating activities	867	8,512
Financing Activities
Shares and units issued for cash, net of issuance costs	3,242	30
Lease liability payments	(933)	(933)
Equipment loan payments	(184)	0
Cash provided by (used in) financing activities	2,125	(903)
Investing Activities
Exploration and evaluation expenditures	(809)	(793)
Additions to plant, equipment and mining properties	(6,575)	(5,347)
Acquisition of La Preciosa	5,000	15,289
Cash provided by (used in) investing activities	(12,384)	(21,429)
Change in cash	(9,392)	(13,820)
Effect of exchange rate changes on cash	3	(25)
Cash, beginning	11,245	24,765
Cash, ending	$ 1,856	$ 10,920